UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
August 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--103.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance Corporation)	2.85	11/16/09	6,000,000	6,000,000

Arizona--1.7%
Phoenix Improvement Corporation,
Wastewater System Revenue, CP
(LOC; Bank of America)	0.40	9/14/09	5,000,000	5,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)		9/18/09	5,000,000	5,000,000
Salt River Project Agricultural	0.57
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	0.45	9/21/09	6,000,000	6,000,000

California--1.6%
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	0.15	9/7/09	10,000,000 a	10,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	5,000,000	5,000,000

Colorado--6.1%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.38	9/7/09	25,000,000 a	25,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)	2.50	9/7/09	9,600,000 a	9,600,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.60	9/7/09	16,500,000 a	16,500,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.15	9/7/09	5,000,000 a	5,000,000

Connecticut--1.6%
Connecticut,
GO Notes, BAN	2.00	4/28/10	10,000,000	10,106,200
New Haven,
GO Notes, BAN	1.25	2/15/10	5,000,000	5,008,973

Delaware--.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.55	9/7/09	6,500,000 a	6,500,000

District of Columbia--6.1%
Anacostia Waterfront Corporation,

PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.27	9/7/09	13,890,000 a,b	13,890,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	0.49	9/7/09	9,125,000 a	9,125,000
District of Columbia,
Revenue, CP (National Academy of
Sciences) (LOC; Bank of
America)	0.45	11/9/09	16,500,000	16,500,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.43	12/9/09	10,000,000	10,000,000
District of Columbia,
Revenue (American Society of
Hematology Issue) (LOC;
SunTrust Bank)	1.40	9/7/09	6,600,000 a	6,600,000

Florida--15.5%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.65	9/7/09	3,245,000 a,b	3,245,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.41	9/7/09	20,000,000 a	20,000,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	9/7/09	25,840,000 a,b	25,840,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity

Facility; FNMA and LOC; FNMA)	0.41	9/7/09	3,955,000 a	3,955,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue, CP (LOC: Bayerische
Landesbank, State Street Bank
and Trust Co. and Westdeutsche
Landesbank)	0.85	9/2/09	13,938,000	13,938,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	0.62	9/7/09	4,000,000 a	4,000,000
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Project)
(LOC; SouthTrust Bank)	1.75	9/7/09	680,000 a	680,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	10/15/09	13,200,000	13,200,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.43	9/7/09	1,230,000 a	1,230,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.43	9/7/09	1,300,000 a	1,300,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.60	9/7/09	3,090,000 a	3,090,000
Riviera Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	1.60	9/7/09	1,740,000 a	1,740,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)

(LOC; Fifth Third Bank)	1.85	9/7/09	50,325,000 a	50,325,000

Georgia--4.5%
Atlanta,
General Fund TAN	1.75	12/31/09	10,000,000	10,041,108
Fulton County,
General Fund TAN	1.00	12/31/09	12,000,000	12,027,119
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.28	9/7/09	19,400,000 a	19,400,000

Illinois--4.3%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago) (LOC; Northern Trust
Co.)	0.32	9/7/09	3,000,000 a	3,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.33	9/7/09	19,400,000 a	19,400,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	1.85	9/7/09	10,000,000 a	10,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.60	9/7/09	7,370,000 a	7,370,000

Indiana--5.7%
Indiana Bond Bank,
Advance Funding Program Notes	2.00	1/5/10	4,000,000	4,021,848
Indiana Health and Educational
Facility Financing Authority,

Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	1.85	9/7/09	17,000,000 a	17,000,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.29	9/7/09	10,120,000 a,b	10,120,000
Indiana Housing and Community
Development Authority, SFMR
(Liquidity Facility; Royal
Bank of Canada)	0.31	9/7/09	21,175,000 a	21,175,000

Iowa--.6%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.48	9/7/09	6,000,000 a	6,000,000

Kansas--.6%
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	0.35	9/7/09	5,500,000 a	5,500,000

Louisiana--1.6%
Ascension Parish,
Revenue, CP (BASF AG)	0.75	9/9/09	5,000,000	5,000,000
Saint James Parish,
Revenue (NuStar Logistics,
L.P. Project) (LOC; JPMorgan
Chase Bank)	0.28	9/7/09	10,000,000 a	10,000,000

Maryland--3.7%
Baltimore County,
Revenue, Refunding (Shade Tree

Trace Apartments Facility)
(LOC; M&T Bank)	0.47	9/7/09	5,115,000 a	5,115,000
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Liquidity Facility;
State Street Bank and Trust
Co.)	0.37	9/7/09	14,000,000 a	14,000,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	1/11/10	10,000,000	10,000,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.38	9/7/09	5,000,000 a	5,000,000

Michigan--5.1%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/2/09	14,000,000	14,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	8,000,000	8,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.43	9/7/09	24,700,000 a	24,700,000

Missouri--2.7%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.40	9/3/09	16,807,000	16,807,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, CP (Cox
Hospital) (LOC; Bank of Nova

Scotia)	0.30	10/2/09	8,000,000	8,000,000

Nebraska--2.2%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.44	9/7/09	20,085,000 a,b	20,085,000

Nevada--1.6%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	12/10/09	15,000,000	15,000,000

New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Bank)	0.30	9/7/09	4,075,000 a	4,075,000

New Jersey--4.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.55	9/7/09	25,000,000 a	25,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	17,950,000 a	17,950,000

New York--3.1%
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	10,000,000	10,053,059
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.22	9/7/09	8,700,000 a	8,700,000
New York City Housing Development
Corporation, MFMR (Beekman
Tower) (LOC; RBS Citizens NA)	1.15	9/7/09	10,000,000 a	10,000,000

North Carolina--1.1%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.36	9/7/09	10,000,000 a	10,000,000

North Dakota--.5%
Mercer County,
PCR, CP (Basin Electric Power
Cooperative)	0.40	9/24/09	5,000,000	5,000,000

Ohio--2.1%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wachovia Bank)	1.26	9/7/09	2,750,000 a	2,750,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.32	9/7/09	1,400,000 a,b	1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.66	9/7/09	2,620,000 a	2,620,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.66	9/7/09	2,625,000 a	2,625,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.15	9/2/09	10,000,000	10,000,000

Pennsylvania--7.3%

Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.66	1/14/10	5,000,000	5,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	0.43	9/7/09	20,000,000 a	20,000,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	0.63	9/7/09	1,000,000 a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.44	9/7/09	1,700,000 a	1,700,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.44	9/7/09	6,055,000 a	6,055,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (PSEG Power
LLC Project) (LOC; JPMorgan
Chase Bank)	0.36	9/7/09	8,500,000 a	8,500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.54	9/7/09	15,000,000 a	15,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.40	12/10/09	10,000,000	10,000,000

South Carolina--.9%
Charleston County School District,
GO Notes, TAN	2.00	4/1/10	8,000,000	8,072,757

Tennessee--2.3%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	0.60	9/7/09	8,000,000 a	8,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.39	9/7/09	6,790,000 a,b	6,790,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.39	9/7/09	6,810,000 a,b	6,810,000

Texas--8.0%
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	11/17/09	30,000,000	30,000,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.45	9/7/09	5,000,000 a	5,000,000
Texas,
TRAN	2.50	8/31/10	9,000,000 c	9,183,650
University of Texas,
University Revenue, CP	0.28	10/5/09	15,000,000	15,000,000
University of Texas System Board
of Regents, Financing System
Revenue	0.18	9/7/09	14,000,000 a	14,000,000

Utah--1.0%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility: Bank of

America and Bank of Nova
Scotia)	0.40	11/18/09	9,500,000	9,500,000

Virginia--1.6%
Fredericksburg Economic
Development Authority, Revenue
(Student Housing and Economic
Development Project-Eagle
Village I) (LOC; Bank of
America)	0.32	9/7/09	15,000,000 a	15,000,000

Washington--1.2%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.49	9/7/09	4,060,000 a	4,060,000
Seattle,
Municipal Light and Power
Improvement Revenue, Refunding	5.00	11/1/09	1,500,000	1,511,244
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.80	9/1/09	5,300,000 a	5,300,000

Wisconsin--1.1%
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	10,000,000	10,005,167

Wyoming--1.6%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.36	9/7/09	15,000,000 a	15,000,000

Total Investments (cost $954,796,125)			103.3%	954,796,125

Liabilities, Less Cash and Receivables	(3.3%)	(30,470,576)
Net Assets	100.0%	924,325,549

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $88,180,000 or 9.5% of net assets.
c	Purchased on a delayed delivery basis.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	954,796,125
Level 3 - Significant Unobservable Inputs	-
Total	954,796,125

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and

.015% except for Dreyfus Cash Management Plus, Inc., which was .015%, .022% and .023%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)